UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor®
Municipal Income 2015 Fund:
Class A
Institutional Class

March 31, 2012

Class A and Institutional Class
are classes of Fidelity® Municipal
Income 2015 Fund

1.932710.100

AM15-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.6%
	Principal Amount	Value
Arizona - 9.5%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 D, 4% 7/1/15	$ 100,000	$ 107,847
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/15 (FSA Insured)	385,000	428,767
Northern Arizona Univ. Revs. Series 2012, 3% 6/1/15 (FSA Insured)	200,000	211,442
Phoenix Civic Impt. Board Arpt. Rev. Series 2010 A, 5% 7/1/15	1,750,000	1,954,850
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/15	870,000	987,285
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/15	310,000	346,289
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/15	350,000	382,326
		4,418,806
California - 5.2%
California Gen. Oblig. 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	280,428
Los Angeles Unified School District Series 2011 A1, 5% 7/1/15	750,000	850,335
Palm Springs Unified School District Series 2011, 4% 8/1/15	1,000,000	1,096,480
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor and Gamble Proj.) Series 2009, 5% 7/1/15	200,000	222,266
		2,449,509
Connecticut - 2.3%
Connecticut Health & Ed. Rev. (Hartford HealthCare Proj.) Series A, 4% 7/1/15	1,000,000	1,083,760
Florida - 11.6%
Citizens Property Ins. Corp.:
Series 2007 B, 5% 3/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	130,000	140,810
Series 2010 A1, 5% 6/1/15	150,000	163,511
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/15	500,000	567,925
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2005 A, 5% 6/1/15 (FGIC Insured)	360,000	409,237
Series 2009 B, 5% 6/1/15	500,000	566,365
Florida Muni. Pwr. Agcy. Rev. (St. Lucie Proj.) Series 2011 A, 4% 4/1/15	500,000	533,555
Miami-Dade County Pub. Facilities Rev. Series 2005 B, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	817,313
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/15 (b)	$ 1,000,000	$ 1,093,260
Reedy Creek Impt. District Utils. Rev. Series 2005-2, 5.25% 10/1/15 (AMBAC Insured)	1,000,000	1,123,830
		5,415,806
Georgia - 0.5%
Muni. Elec. Auth. of Georgia Series A, 4% 1/1/15	200,000	214,944
Hawaii - 3.6%
Hawaii Arpts. Sys. Rev. Series 2011, 4% 7/1/15 (b)	500,000	540,225
Hawaii Gen. Oblig. Series DR, 5% 6/1/15	1,000,000	1,134,750
		1,674,975
Illinois - 5.2%
Chicago O'Hare Int'l. Arpt. Rev. Series B, 4% 1/1/15	200,000	213,378
Illinois Gen. Oblig.:
Series 2010, 5% 1/1/15	275,000	300,985
Series 2005, 5% 4/1/15 (AMBAC Insured)	1,500,000	1,652,565
Illinois Sales Tax Rev. Series 2010, 5% 6/15/15	250,000	282,483
		2,449,411
Indiana - 2.9%
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,117,730
Purdue Univ. Rev. Series A, 5% 7/1/15	200,000	228,346
		1,346,076
Massachusetts - 3.9%
Easton Gen. Oblig. 5% 8/1/15 (FSA Insured)	600,000	682,092
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/15	500,000	546,675
Massachusetts Gen. Oblig. Series 2005 C, 5% 9/1/15	500,000	573,560
		1,802,327
Michigan - 7.4%
Detroit School District Series 2012 A, 5% 5/1/15	500,000	554,465
Grand Traverse County Hosp. Series 2011 A, 5% 7/1/15	750,000	831,233
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 1999 B4, 0.9%, tender 3/16/15 (a)	$ 1,000,000	$ 989,230
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	950,000	1,059,877
		3,434,805
Nevada - 2.0%
Clark County Fuel Tax Series 2008, 5% 6/1/15 (Escrowed to Maturity)	150,000	167,612
Nevada Gen. Oblig. Series 2011 E, 4% 6/1/15	700,000	767,872
		935,484
New Jersey - 3.2%
New Jersey Ctfs. of Prtn. Series 2008 A, 5% 6/15/15	600,000	658,200
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/15	500,000	554,490
New Jersey Trans. Trust Fund Auth. Series 2003 A, 5.5% 12/15/15 (AMBAC Insured)	100,000	116,173
Stafford Township Board Ed. 4.25% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	165,816
		1,494,679
New York - 6.3%
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011, 5% 7/1/15	730,000	807,110
New York City Gen. Oblig.:
Series 2006 D, 5% 8/1/15	440,000	500,201
Series 2010 E, 5% 8/1/15	200,000	227,364
Series 2011 A, 3% 8/1/15	100,000	107,135
St. Lawrence County Individual Dev. Agcy. Civic Facilities Rev. 4% 7/1/15	100,000	106,342
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/15	500,000	559,035
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A, 5% 6/1/15	575,000	627,526
		2,934,713
North Carolina - 4.1%
Dare County Ctfs. of Prtn. Series 2012 B, 3% 6/1/15	620,000	657,057
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A, 5% 1/1/15	100,000	110,703
Wake County Gen. Oblig. Series 2009 C, 5% 3/1/15	1,000,000	1,129,140
		1,896,900
Municipal Bonds - continued
	Principal Amount	Value
Ohio - 3.4%
Columbus Gen. Oblig. Series 2005 B, 5% 6/15/15	$ 500,000	$ 568,025
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2010 A, 3.375%, tender 7/1/15 (a)	1,000,000	1,033,370
		1,601,395
Oklahoma - 1.2%
Oklahoma St Wtr. Resources Board Rev. Fund Series 2011 A, 5% 4/1/15	500,000	564,975
Pennsylvania - 3.6%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/15 (FSA Insured)	250,000	278,118
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/15	500,000	549,615
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/15	750,000	833,123
		1,660,856
Puerto Rico - 3.0%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2006 B, 5% 7/1/15	1,315,000	1,417,557
Texas - 9.1%
Denton Independent School District Series 2011, 5% 8/15/15	500,000	571,890
El Paso Independent School District Series 2008 A, 5% 2/15/15	100,000	112,261
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/15	580,000	647,895
Series A, 5% 7/1/15	125,000	140,056
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2008, 5% 5/15/15 (Berkshire Hathaway Assurance Corp. Insured)	435,000	491,650
Series 2010, 5% 5/15/15	500,000	562,970
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/15	500,000	559,375
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/15	1,000,000	1,139,300
		4,225,397
Washington - 5.5%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/15	350,000	382,774
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Gen. Oblig. Series R 2012A, 5% 7/1/15	$ 1,425,000	$ 1,621,536
Washington Health Care Facilities Auth. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/15	500,000	568,830
		2,573,140
Wisconsin - 1.1%
Milwaukee Swr. Rev. Series S1, 3% 6/1/15	500,000	531,010
TOTAL INVESTMENT PORTFOLIO - 94.6% (Cost $43,623,734)	44,126,525
NET OTHER ASSETS (LIABILITIES) - 5.4%	2,497,282
NET ASSETS - 100%	$ 46,623,807
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $43,623,734. Net unrealized appreciation aggregated $502,791, of which $527,852 related to appreciated investment securities and $25,061 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal Income
2015 Fund

March 31, 2012

1.932718.100

M15-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.6%
	Principal Amount	Value
Arizona - 9.5%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 D, 4% 7/1/15	$ 100,000	$ 107,847
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/15 (FSA Insured)	385,000	428,767
Northern Arizona Univ. Revs. Series 2012, 3% 6/1/15 (FSA Insured)	200,000	211,442
Phoenix Civic Impt. Board Arpt. Rev. Series 2010 A, 5% 7/1/15	1,750,000	1,954,850
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/15	870,000	987,285
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/15	310,000	346,289
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/15	350,000	382,326
		4,418,806
California - 5.2%
California Gen. Oblig. 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	280,428
Los Angeles Unified School District Series 2011 A1, 5% 7/1/15	750,000	850,335
Palm Springs Unified School District Series 2011, 4% 8/1/15	1,000,000	1,096,480
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor and Gamble Proj.) Series 2009, 5% 7/1/15	200,000	222,266
		2,449,509
Connecticut - 2.3%
Connecticut Health & Ed. Rev. (Hartford HealthCare Proj.) Series A, 4% 7/1/15	1,000,000	1,083,760
Florida - 11.6%
Citizens Property Ins. Corp.:
Series 2007 B, 5% 3/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	130,000	140,810
Series 2010 A1, 5% 6/1/15	150,000	163,511
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/15	500,000	567,925
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2005 A, 5% 6/1/15 (FGIC Insured)	360,000	409,237
Series 2009 B, 5% 6/1/15	500,000	566,365
Florida Muni. Pwr. Agcy. Rev. (St. Lucie Proj.) Series 2011 A, 4% 4/1/15	500,000	533,555
Miami-Dade County Pub. Facilities Rev. Series 2005 B, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	817,313
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/15 (b)	$ 1,000,000	$ 1,093,260
Reedy Creek Impt. District Utils. Rev. Series 2005-2, 5.25% 10/1/15 (AMBAC Insured)	1,000,000	1,123,830
		5,415,806
Georgia - 0.5%
Muni. Elec. Auth. of Georgia Series A, 4% 1/1/15	200,000	214,944
Hawaii - 3.6%
Hawaii Arpts. Sys. Rev. Series 2011, 4% 7/1/15 (b)	500,000	540,225
Hawaii Gen. Oblig. Series DR, 5% 6/1/15	1,000,000	1,134,750
		1,674,975
Illinois - 5.2%
Chicago O'Hare Int'l. Arpt. Rev. Series B, 4% 1/1/15	200,000	213,378
Illinois Gen. Oblig.:
Series 2010, 5% 1/1/15	275,000	300,985
Series 2005, 5% 4/1/15 (AMBAC Insured)	1,500,000	1,652,565
Illinois Sales Tax Rev. Series 2010, 5% 6/15/15	250,000	282,483
		2,449,411
Indiana - 2.9%
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,117,730
Purdue Univ. Rev. Series A, 5% 7/1/15	200,000	228,346
		1,346,076
Massachusetts - 3.9%
Easton Gen. Oblig. 5% 8/1/15 (FSA Insured)	600,000	682,092
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/15	500,000	546,675
Massachusetts Gen. Oblig. Series 2005 C, 5% 9/1/15	500,000	573,560
		1,802,327
Michigan - 7.4%
Detroit School District Series 2012 A, 5% 5/1/15	500,000	554,465
Grand Traverse County Hosp. Series 2011 A, 5% 7/1/15	750,000	831,233
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 1999 B4, 0.9%, tender 3/16/15 (a)	$ 1,000,000	$ 989,230
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	950,000	1,059,877
		3,434,805
Nevada - 2.0%
Clark County Fuel Tax Series 2008, 5% 6/1/15 (Escrowed to Maturity)	150,000	167,612
Nevada Gen. Oblig. Series 2011 E, 4% 6/1/15	700,000	767,872
		935,484
New Jersey - 3.2%
New Jersey Ctfs. of Prtn. Series 2008 A, 5% 6/15/15	600,000	658,200
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/15	500,000	554,490
New Jersey Trans. Trust Fund Auth. Series 2003 A, 5.5% 12/15/15 (AMBAC Insured)	100,000	116,173
Stafford Township Board Ed. 4.25% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	165,816
		1,494,679
New York - 6.3%
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011, 5% 7/1/15	730,000	807,110
New York City Gen. Oblig.:
Series 2006 D, 5% 8/1/15	440,000	500,201
Series 2010 E, 5% 8/1/15	200,000	227,364
Series 2011 A, 3% 8/1/15	100,000	107,135
St. Lawrence County Individual Dev. Agcy. Civic Facilities Rev. 4% 7/1/15	100,000	106,342
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/15	500,000	559,035
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A, 5% 6/1/15	575,000	627,526
		2,934,713
North Carolina - 4.1%
Dare County Ctfs. of Prtn. Series 2012 B, 3% 6/1/15	620,000	657,057
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A, 5% 1/1/15	100,000	110,703
Wake County Gen. Oblig. Series 2009 C, 5% 3/1/15	1,000,000	1,129,140
		1,896,900
Municipal Bonds - continued
	Principal Amount	Value
Ohio - 3.4%
Columbus Gen. Oblig. Series 2005 B, 5% 6/15/15	$ 500,000	$ 568,025
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2010 A, 3.375%, tender 7/1/15 (a)	1,000,000	1,033,370
		1,601,395
Oklahoma - 1.2%
Oklahoma St Wtr. Resources Board Rev. Fund Series 2011 A, 5% 4/1/15	500,000	564,975
Pennsylvania - 3.6%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/15 (FSA Insured)	250,000	278,118
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/15	500,000	549,615
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/15	750,000	833,123
		1,660,856
Puerto Rico - 3.0%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2006 B, 5% 7/1/15	1,315,000	1,417,557
Texas - 9.1%
Denton Independent School District Series 2011, 5% 8/15/15	500,000	571,890
El Paso Independent School District Series 2008 A, 5% 2/15/15	100,000	112,261
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/15	580,000	647,895
Series A, 5% 7/1/15	125,000	140,056
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2008, 5% 5/15/15 (Berkshire Hathaway Assurance Corp. Insured)	435,000	491,650
Series 2010, 5% 5/15/15	500,000	562,970
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/15	500,000	559,375
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/15	1,000,000	1,139,300
		4,225,397
Washington - 5.5%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/15	350,000	382,774
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Gen. Oblig. Series R 2012A, 5% 7/1/15	$ 1,425,000	$ 1,621,536
Washington Health Care Facilities Auth. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/15	500,000	568,830
		2,573,140
Wisconsin - 1.1%
Milwaukee Swr. Rev. Series S1, 3% 6/1/15	500,000	531,010
TOTAL INVESTMENT PORTFOLIO - 94.6% (Cost $43,623,734)	44,126,525
NET OTHER ASSETS (LIABILITIES) - 5.4%	2,497,282
NET ASSETS - 100%	$ 46,623,807
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $43,623,734. Net unrealized appreciation aggregated $502,791, of which $527,852 related to appreciated investment securities and $25,061 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Municipal Income 2017 Fund:
Class A
Institutional Class

March 31, 2012

Class A and Institutional Class
are classes of Fidelity Municipal
Income 2017 Fund

1.932712.100

AM17-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.8%
	Principal Amount	Value
Arizona - 3.2%
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	$ 500,000	$ 593,995
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	292,660
		886,655
California - 12.0%
California Gen. Oblig. 5% 3/1/17	215,000	249,482
California Pub. Works Board Lease Rev. Series B, 5% 6/1/17 (FGIC Insured)	600,000	705,156
Los Angeles Unified School District Series 2011 A1, 4% 7/1/17	500,000	567,370
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	290,245
Newport Beach Rev. Series 2009 A, 5% 12/1/17	500,000	590,420
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	574,745
West Contra Costa Unified School District 5% 8/1/17 (FSA Insured)	300,000	346,059
		3,323,477
Connecticut - 1.8%
Connecticut Health & Ed. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (a)	500,000	496,765
Florida - 13.2%
Citizens Property Ins. Corp. Series 2010 A1, 5.25% 6/1/17	725,000	811,217
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/17	500,000	592,880
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,183,260
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/17 (b)	500,000	558,600
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/17	250,000	297,850
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	221,880
		3,665,687
Georgia - 3.7%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	200,000	230,038
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	$ 250,000	$ 292,273
Muni. Elec. Auth. of Georgia Series A, 5.25% 1/1/17	440,000	509,120
		1,031,431
Illinois - 7.8%
Chicago Park District Gen. Oblig. Series 2011 C, 5% 1/1/17	345,000	400,918
Illinois Fin. Auth. Rev. Series 2009 B, 5% 7/1/17	200,000	239,282
Illinois Gen. Oblig. Series 2012, 5% 3/1/17	1,000,000	1,122,650
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	281,355
Illinois Sales Tax Rev. Series 2010, 5% 6/15/17	100,000	118,148
		2,162,353
Indiana - 1.8%
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (a)	500,000	496,770
Massachusetts - 7.7%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A, 5% 1/1/17	850,000	947,648
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/17	1,000,000	1,197,150
		2,144,798
Michigan - 7.1%
Detroit School District Series 2012 A, 5% 5/1/17	1,500,000	1,711,452
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Assured Guaranty Corp. Insured)	225,000	264,130
		1,975,582
Nebraska - 2.1%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/17	500,000	582,040
New Jersey - 4.6%
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	356,298
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	325,189
Series 2011 B, 5% 6/15/17	500,000	585,535
		1,267,022
New York - 6.2%
New York City Gen. Oblig. Series 2011 B, 5% 8/1/17	455,000	539,016
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs. Series 2008 D, 5.25% 8/15/17 (FSA Insured)	$ 395,000	$ 471,057
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	100,000	118,199
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/17	500,000	582,760
		1,711,032
North Carolina - 3.1%
Dare County Ctfs. of Prtn. Series 2012 B, 4% 6/1/17	385,000	431,989
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17	395,000	442,827
		874,816
Ohio - 3.3%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	100,000	107,360
Franklin County Hosp. Rev. Series 2011 A, 5% 11/15/17	125,000	147,804
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	653,384
		908,548
Pennsylvania - 6.3%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	300,000	342,471
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/17	1,240,000	1,413,067
		1,755,538
Puerto Rico - 1.0%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/17 (AMBAC Insured)	250,000	279,195
South Carolina - 0.5%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	125,000	145,760
Texas - 7.9%
Denton Independent School District Series 2011, 5% 8/15/17	500,000	599,560
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	360,000	418,543
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	$ 500,000	$ 577,240
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/17	500,000	595,725
		2,191,068
Utah - 1.4%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/17	345,000	403,678
Washington - 2.1%
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	279,572
Washington Health Care Facilities Auth. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17	250,000	293,798
		573,370
Wisconsin - 2.0%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	500,000	565,270
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $26,825,951)	27,440,855
NET OTHER ASSETS (LIABILITIES) - 1.2%	334,583
NET ASSETS - 100%	$ 27,775,438
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $26,825,951. Net unrealized appreciation aggregated $614,904, of which $646,651 related to appreciated investment securities and $31,747 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal Income
2017 Fund

March 31, 2012

1.932720.100

M17-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.8%
	Principal Amount	Value
Arizona - 3.2%
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	$ 500,000	$ 593,995
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	292,660
		886,655
California - 12.0%
California Gen. Oblig. 5% 3/1/17	215,000	249,482
California Pub. Works Board Lease Rev. Series B, 5% 6/1/17 (FGIC Insured)	600,000	705,156
Los Angeles Unified School District Series 2011 A1, 4% 7/1/17	500,000	567,370
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	290,245
Newport Beach Rev. Series 2009 A, 5% 12/1/17	500,000	590,420
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	574,745
West Contra Costa Unified School District 5% 8/1/17 (FSA Insured)	300,000	346,059
		3,323,477
Connecticut - 1.8%
Connecticut Health & Ed. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (a)	500,000	496,765
Florida - 13.2%
Citizens Property Ins. Corp. Series 2010 A1, 5.25% 6/1/17	725,000	811,217
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/17	500,000	592,880
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,183,260
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/17 (b)	500,000	558,600
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/17	250,000	297,850
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	221,880
		3,665,687
Georgia - 3.7%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	200,000	230,038
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	$ 250,000	$ 292,273
Muni. Elec. Auth. of Georgia Series A, 5.25% 1/1/17	440,000	509,120
		1,031,431
Illinois - 7.8%
Chicago Park District Gen. Oblig. Series 2011 C, 5% 1/1/17	345,000	400,918
Illinois Fin. Auth. Rev. Series 2009 B, 5% 7/1/17	200,000	239,282
Illinois Gen. Oblig. Series 2012, 5% 3/1/17	1,000,000	1,122,650
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	281,355
Illinois Sales Tax Rev. Series 2010, 5% 6/15/17	100,000	118,148
		2,162,353
Indiana - 1.8%
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (a)	500,000	496,770
Massachusetts - 7.7%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A, 5% 1/1/17	850,000	947,648
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/17	1,000,000	1,197,150
		2,144,798
Michigan - 7.1%
Detroit School District Series 2012 A, 5% 5/1/17	1,500,000	1,711,452
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Assured Guaranty Corp. Insured)	225,000	264,130
		1,975,582
Nebraska - 2.1%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/17	500,000	582,040
New Jersey - 4.6%
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	356,298
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	325,189
Series 2011 B, 5% 6/15/17	500,000	585,535
		1,267,022
New York - 6.2%
New York City Gen. Oblig. Series 2011 B, 5% 8/1/17	455,000	539,016
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs. Series 2008 D, 5.25% 8/15/17 (FSA Insured)	$ 395,000	$ 471,057
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	100,000	118,199
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/17	500,000	582,760
		1,711,032
North Carolina - 3.1%
Dare County Ctfs. of Prtn. Series 2012 B, 4% 6/1/17	385,000	431,989
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17	395,000	442,827
		874,816
Ohio - 3.3%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	100,000	107,360
Franklin County Hosp. Rev. Series 2011 A, 5% 11/15/17	125,000	147,804
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	653,384
		908,548
Pennsylvania - 6.3%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	300,000	342,471
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/17	1,240,000	1,413,067
		1,755,538
Puerto Rico - 1.0%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/17 (AMBAC Insured)	250,000	279,195
South Carolina - 0.5%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	125,000	145,760
Texas - 7.9%
Denton Independent School District Series 2011, 5% 8/15/17	500,000	599,560
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	360,000	418,543
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	$ 500,000	$ 577,240
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/17	500,000	595,725
		2,191,068
Utah - 1.4%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/17	345,000	403,678
Washington - 2.1%
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	279,572
Washington Health Care Facilities Auth. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17	250,000	293,798
		573,370
Wisconsin - 2.0%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	500,000	565,270
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $26,825,951)	27,440,855
NET OTHER ASSETS (LIABILITIES) - 1.2%	334,583
NET ASSETS - 100%	$ 27,775,438
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $26,825,951. Net unrealized appreciation aggregated $614,904, of which $646,651 related to appreciated investment securities and $31,747 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Municipal Income 2019 Fund:
Class A
Institutional Class

March 31, 2012

Class A and Institutional Class
are classes of Fidelity Municipal
Income 2019 Fund

1.932714.100

AM19-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.3%
	Principal Amount	Value
Arizona - 7.3%
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	$ 645,000	$ 736,493
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	732,984
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19	500,000	552,975
		2,022,452
California - 10.1%
California Econ. Recovery Series A, 4.6% 7/1/19	1,040,000	1,224,496
California Gen. Oblig. 5.5% 4/1/19	500,000	604,225
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (MBIA Insured)	500,000	566,655
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	390,389
		2,785,765
Florida - 10.8%
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	250,000	277,058
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	598,780
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	800,000	945,648
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (a)	500,000	556,010
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19	500,000	610,100
		2,987,596
Georgia - 0.9%
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	237,192
Illinois - 9.6%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,151,500
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	325,000	378,758
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,125,920
		2,656,178
Indiana - 1.1%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	308,860
Municipal Bonds - continued
	Principal Amount	Value
Iowa - 3.5%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	$ 870,000	$ 954,425
Maryland - 2.6%
Maryland Gen. Oblig. Series C, 5% 3/1/19	585,000	718,450
Massachusetts - 4.4%
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/19	1,000,000	1,226,347
Michigan - 4.2%
Detroit School District Series 2012 A, 5% 5/1/19	1,000,000	1,152,070
Minnesota - 4.4%
Hennepin County Sales Tax Rev. Series 2007 A, 5% 12/15/19	595,000	740,948
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	410,000	484,932
		1,225,880
New Jersey - 5.9%
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	704,160
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/19	500,000	571,630
New Jersey Trans. Trust Fund Auth. Series 2003 B, 5.25% 12/15/19	300,000	361,626
		1,637,416
New Mexico - 2.6%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	730,704
New York - 7.4%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2012 EE, 5% 6/15/19	500,000	611,700
New York Dorm. Auth. Personal Income Tax Rev. Series 2010 E, 5% 2/15/19	1,000,000	1,207,160
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	200,000	238,746
		2,057,606
Ohio - 2.9%
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	700,000	801,108
Pennsylvania - 7.3%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	116,057
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 165,000	$ 206,021
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	936,608
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	747,372
		2,006,058
Texas - 5.4%
Del Valle Independent School District Series 2010, 5% 2/1/19	250,000	302,945
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	500,000	584,115
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	609,715
		1,496,775
Washington - 0.5%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	127,034
Wisconsin - 4.4%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	1,000,000	1,213,250
TOTAL INVESTMENT PORTFOLIO - 95.3% (Cost $25,306,141)	26,345,166
NET OTHER ASSETS (LIABILITIES) - 4.7%	1,308,608
NET ASSETS - 100%	$ 27,653,774
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $25,306,141. Net unrealized appreciation aggregated $1,039,025, of which $1,052,583 related to appreciated investment securities and $13,558 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal Income
2019 Fund

March 31, 2012

1.932722.100

M19-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.3%
	Principal Amount	Value
Arizona - 7.3%
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	$ 645,000	$ 736,493
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	732,984
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19	500,000	552,975
		2,022,452
California - 10.1%
California Econ. Recovery Series A, 4.6% 7/1/19	1,040,000	1,224,496
California Gen. Oblig. 5.5% 4/1/19	500,000	604,225
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (MBIA Insured)	500,000	566,655
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	390,389
		2,785,765
Florida - 10.8%
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	250,000	277,058
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	598,780
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	800,000	945,648
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (a)	500,000	556,010
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19	500,000	610,100
		2,987,596
Georgia - 0.9%
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	237,192
Illinois - 9.6%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,151,500
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	325,000	378,758
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,125,920
		2,656,178
Indiana - 1.1%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	308,860
Municipal Bonds - continued
	Principal Amount	Value
Iowa - 3.5%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	$ 870,000	$ 954,425
Maryland - 2.6%
Maryland Gen. Oblig. Series C, 5% 3/1/19	585,000	718,450
Massachusetts - 4.4%
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/19	1,000,000	1,226,347
Michigan - 4.2%
Detroit School District Series 2012 A, 5% 5/1/19	1,000,000	1,152,070
Minnesota - 4.4%
Hennepin County Sales Tax Rev. Series 2007 A, 5% 12/15/19	595,000	740,948
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	410,000	484,932
		1,225,880
New Jersey - 5.9%
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	704,160
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/19	500,000	571,630
New Jersey Trans. Trust Fund Auth. Series 2003 B, 5.25% 12/15/19	300,000	361,626
		1,637,416
New Mexico - 2.6%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	730,704
New York - 7.4%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2012 EE, 5% 6/15/19	500,000	611,700
New York Dorm. Auth. Personal Income Tax Rev. Series 2010 E, 5% 2/15/19	1,000,000	1,207,160
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	200,000	238,746
		2,057,606
Ohio - 2.9%
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	700,000	801,108
Pennsylvania - 7.3%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	116,057
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 165,000	$ 206,021
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	936,608
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	747,372
		2,006,058
Texas - 5.4%
Del Valle Independent School District Series 2010, 5% 2/1/19	250,000	302,945
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	500,000	584,115
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	609,715
		1,496,775
Washington - 0.5%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	127,034
Wisconsin - 4.4%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	1,000,000	1,213,250
TOTAL INVESTMENT PORTFOLIO - 95.3% (Cost $25,306,141)	26,345,166
NET OTHER ASSETS (LIABILITIES) - 4.7%	1,308,608
NET ASSETS - 100%	$ 27,653,774
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $25,306,141. Net unrealized appreciation aggregated $1,039,025, of which $1,052,583 related to appreciated investment securities and $13,558 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Municipal Income 2021 Fund:
Class A
Institutional Class

March 31, 2012

Class A and Institutional Class
are classes of Fidelity® Municipal
Income 2021 Fund

1.932716.100

AM21-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.3%
	Principal Amount	Value
Arizona - 5.0%
Tempe Gen. Oblig. Series A, 4% 7/1/21	$ 605,000	$ 688,551
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	355,281
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	597,410
		1,641,242
California - 11.4%
California Gen. Oblig. 5% 3/1/21	600,000	691,662
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21 (a)	500,000	559,885
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	580,195
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	303,810
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	500,000	602,380
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	100,000	122,581
Series 2011 C, 5% 5/1/21 (c)	500,000	566,600
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	291,283
		3,718,396
Florida - 6.4%
Clearwater Wtr. and Swr. Rev. Series 2011, 5% 12/1/21	250,000	296,953
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	906,593
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/21	750,000	885,518
		2,089,064
Georgia - 2.5%
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	304,495
Muni. Elec. Auth. of Georgia Series 2011 A, 5% 1/1/21	420,000	497,267
		801,762
Illinois - 3.5%
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	500,000	583,420
Illinois Gen. Oblig. Series 2012, 5% 3/1/21	500,000	559,805
		1,143,225
Municipal Bonds - continued
	Principal Amount	Value
Indiana - 1.9%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	$ 200,000	$ 237,138
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	375,876
		613,014
Massachusetts - 4.1%
Massachusetts Gen. Oblig.:
Series A, 5.25% 8/1/21	240,000	301,632
Series B, 5.25% 9/1/21	450,000	566,933
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	478,663
		1,347,228
Michigan - 4.3%
Detroit School District Series 2012 A, 5% 5/1/21	500,000	573,785
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	251,446
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	577,990
		1,403,221
Minnesota - 5.9%
Rochester Health Care Facilities Rev. Bonds (Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (b)	500,000	577,120
Saint Paul Independent School District #625 Series 2011 A, 4% 2/1/21	1,170,000	1,342,107
		1,919,227
Nebraska - 1.8%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/21	500,000	597,160
Nevada - 0.9%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	293,490
New Jersey - 14.9%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	748,390
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2011 EE, 5.5% 9/1/21	1,180,000	1,438,983
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/21	540,000	622,814
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	$ 1,000,000	$ 1,145,560
New Jersey Trans. Trust Fund Auth. Series 2011 B, 5% 6/15/21	750,000	885,608
		4,841,355
New York - 3.9%
New York Dorm. Auth. Revs. Series 1, 4% 7/1/21	600,000	673,836
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2012 A, 5% 4/1/21	500,000	605,475
		1,279,311
North Carolina - 4.4%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	232,174
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,205,290
		1,437,464
Pennsylvania - 4.9%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	411,316
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	579,345
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	587,420
		1,578,081
South Carolina - 2.7%
Horry County School District Series 2011, 5% 3/1/21	700,000	866,061
Texas - 10.2%
Beaumont Independent School District Series 2011, 4% 2/15/21	465,000	534,080
Frisco Gen. Oblig. Series 2011, 4% 2/15/21	445,000	508,791
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	297,190
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	579,730
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (c)	200,000	235,884
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21	500,000	547,180
Univ. of Texas Board of Regents Sys. Rev. Series 2010 B, 5% 8/15/21	500,000	622,665
		3,325,520
Municipal Bonds - continued
	Principal Amount	Value
Washington - 3.8%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	$ 675,000	$ 776,419
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	152,814
Washington Health Care Facilities Auth. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21	250,000	297,630
		1,226,863
Wisconsin - 3.8%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,218,100
TOTAL INVESTMENT PORTFOLIO - 96.3% (Cost $30,076,130)	31,339,784
NET OTHER ASSETS (LIABILITIES) - 3.7%	1,218,156
NET ASSETS - 100%	$ 32,557,940
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $30,076,130. Net unrealized appreciation aggregated $1,263,654, of which $1,335,926 related to appreciated investment securities and $72,272 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal Income
2021 Fund

March 31, 2012

1.932724.100

M21-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.3%
	Principal Amount	Value
Arizona - 5.0%
Tempe Gen. Oblig. Series A, 4% 7/1/21	$ 605,000	$ 688,551
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	355,281
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	597,410
		1,641,242
California - 11.4%
California Gen. Oblig. 5% 3/1/21	600,000	691,662
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21 (a)	500,000	559,885
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	580,195
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	303,810
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	500,000	602,380
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	100,000	122,581
Series 2011 C, 5% 5/1/21 (c)	500,000	566,600
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	291,283
		3,718,396
Florida - 6.4%
Clearwater Wtr. and Swr. Rev. Series 2011, 5% 12/1/21	250,000	296,953
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	906,593
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/21	750,000	885,518
		2,089,064
Georgia - 2.5%
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	304,495
Muni. Elec. Auth. of Georgia Series 2011 A, 5% 1/1/21	420,000	497,267
		801,762
Illinois - 3.5%
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	500,000	583,420
Illinois Gen. Oblig. Series 2012, 5% 3/1/21	500,000	559,805
		1,143,225
Municipal Bonds - continued
	Principal Amount	Value
Indiana - 1.9%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	$ 200,000	$ 237,138
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	375,876
		613,014
Massachusetts - 4.1%
Massachusetts Gen. Oblig.:
Series A, 5.25% 8/1/21	240,000	301,632
Series B, 5.25% 9/1/21	450,000	566,933
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	478,663
		1,347,228
Michigan - 4.3%
Detroit School District Series 2012 A, 5% 5/1/21	500,000	573,785
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	251,446
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	577,990
		1,403,221
Minnesota - 5.9%
Rochester Health Care Facilities Rev. Bonds (Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (b)	500,000	577,120
Saint Paul Independent School District #625 Series 2011 A, 4% 2/1/21	1,170,000	1,342,107
		1,919,227
Nebraska - 1.8%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/21	500,000	597,160
Nevada - 0.9%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	293,490
New Jersey - 14.9%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	748,390
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2011 EE, 5.5% 9/1/21	1,180,000	1,438,983
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/21	540,000	622,814
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	$ 1,000,000	$ 1,145,560
New Jersey Trans. Trust Fund Auth. Series 2011 B, 5% 6/15/21	750,000	885,608
		4,841,355
New York - 3.9%
New York Dorm. Auth. Revs. Series 1, 4% 7/1/21	600,000	673,836
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2012 A, 5% 4/1/21	500,000	605,475
		1,279,311
North Carolina - 4.4%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	232,174
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,205,290
		1,437,464
Pennsylvania - 4.9%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	411,316
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	579,345
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	587,420
		1,578,081
South Carolina - 2.7%
Horry County School District Series 2011, 5% 3/1/21	700,000	866,061
Texas - 10.2%
Beaumont Independent School District Series 2011, 4% 2/15/21	465,000	534,080
Frisco Gen. Oblig. Series 2011, 4% 2/15/21	445,000	508,791
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	297,190
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	579,730
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (c)	200,000	235,884
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21	500,000	547,180
Univ. of Texas Board of Regents Sys. Rev. Series 2010 B, 5% 8/15/21	500,000	622,665
		3,325,520
Municipal Bonds - continued
	Principal Amount	Value
Washington - 3.8%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	$ 675,000	$ 776,419
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	152,814
Washington Health Care Facilities Auth. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21	250,000	297,630
		1,226,863
Wisconsin - 3.8%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,218,100
TOTAL INVESTMENT PORTFOLIO - 96.3% (Cost $30,076,130)	31,339,784
NET OTHER ASSETS (LIABILITIES) - 3.7%	1,218,156
NET ASSETS - 100%	$ 32,557,940
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $30,076,130. Net unrealized appreciation aggregated $1,263,654, of which $1,335,926 related to appreciated investment securities and $72,272 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2012